IDENTIFIABLE INTANGIBLE ASSET (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2017
Estimated aggregate amortization of intangible assets
Product rights, at cost	$ 18,180,000,000	$ 21,839,000,000		$ 21,839,000,000
Finite Lived Trade Names Gross	625,000,000	614,000,000		614,000,000
Research and development in process gross	9,183,000,000	5,936,000,000		5,936,000,000
Intangible assets, gross, excluding goodwill	27,988,000,000	28,389,000,000		28,389,000,000
Product rights, accumulated amortization	6,460,000,000	7,465,000,000		7,465,000,000
Finite Lived Trade Names Accumulated Amortization	41,000,000	46,000,000		46,000,000
Intangible assets accumulated amortization	6,501,000,000	7,511,000,000		7,511,000,000
Products rights net	11,720,000,000	14,374,000,000		14,374,000,000
Trade Names Net	584,000,000	568,000,000		568,000,000
Research and development in process net	9,183,000,000	5,936,000,000		5,936,000,000
Intangible assets, net (excluding goodwill) total	21,487,000,000	20,878,000,000		20,878,000,000
Impairment of intangible assets Excluding Goodwill	589,000,000			409,000,000
Amortization Of Intangible Assets	$ 993,000,000			$ 1,100,000,000
AcquiredIndefiniteLivedIntangibleAssetsLineItems
Reclassified From Ipr And D To Product Rights		$ 1,700,000,000	$ 1,300,000,000